Average Annual Total Returns - LVIP Mondrian International Value Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 1 year	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 5 years	MSCI EAFE Index (net dividends) (reflects no deductions for fees, expenses or taxes) 10 years
Total	(4.97%)	4.65%	4.18%	(5.21%)	4.39%	3.92%	7.82%	7.45%	5.51%